Leases - Summary of Lease Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Lease Expenses [Abstract]
Interest expenses on lease liabilities	¥ 15,401	¥ 12,833	¥ 10,382
Expenses related to short-term leases accounted for applying an exemption	35,767	20,798	36,807
Income from subleases	(1,202)	(1,589)	(1,784)
Net cash outflows for leases	¥ 109,673	¥ 100,438	¥ 89,681